UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07964

ACM MANAGED DOLLAR INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

ACM Managed Dollar Income Fund

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 47.6%
Industrial - 35.4%
Basic - 3.2%
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	US$	5	$2,250
Arch Western Finance LLC
6.75%, 7/01/13		165	161,700
Basell AF SCA
8.375%, 8/15/15 (a)		369	234,315
Bowater Canada Finance Corp.
7.95%, 11/15/11		355	246,725
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)		464	483,720
Domtar Corp.
5.375%, 12/01/13		330	292,050
Evraz Group SA
8.25%, 11/10/15 (a)		665	650,869
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)		250	235,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
7.176%, 11/15/14 (b)		115	95,450
9.75%, 11/15/14		115	104,075
Huntsman International LLC
7.875%, 11/15/14		195	178,425
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		385	253,137
Jefferson Smurfit Corp. US
8.25%, 10/01/12		8	6,980
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (c)		80	66,800
NewMarket Corp.
7.125%, 12/15/16		80	79,400
NewPage Corp.
10.00%, 5/01/12		285	288,562
Novelis, Inc.
7.25%, 2/15/15		250	236,250

Peabody Energy Corp.
Series B
6.875%, 3/15/13	415	416,038
Vedanta Resources PLC
8.75%, 1/15/14 (a)	559	553,410

		4,585,156

Capital Goods - 4.0%
Alion Science and Technology Corp.
10.25%, 2/01/15	40	28,000
Allied Waste North America, Inc.
6.375%, 4/15/11	610	603,900
Series B
7.125%, 5/15/16	440	437,800
Associated Materials, Inc.
11.25%, 3/01/14 (d)	440	290,400
Ball Corp.
6.875%, 12/15/12	450	448,875
Berry Plastics Holding Corp.
8.875%, 9/15/14	155	134,075
10.25%, 3/01/16	130	97,500
Bombardier, Inc.
6.30%, 5/01/14 (a)	505	482,275
8.00%, 11/15/14 (a)	350	358,750
Case Corp.
7.25%, 1/15/16	370	360,750
Case New Holland, Inc.
7.125%, 3/01/14	270	264,600
Crown Americas
7.625%, 11/15/13	450	448,875
L-3 Communications Corp.
5.875%, 1/15/15	420	387,450
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14	330	330,000
Owens Corning, Inc.
6.50%, 12/01/16	140	127,467
7.00%, 12/01/36	185	154,550
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	135	124,875
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (e)(f)(g)	365	45,667
Sequa Corp.
11.75%, 12/01/15 (a)	130	115,700
Terex Corp.
8.00%, 11/15/17	65	64,513
United Rentals North America, Inc.
6.50%, 2/15/12	5	4,500
7.75%, 11/15/13	538	430,400

		5,740,922

Communications - Media - 6.2%
Allbritton Communications Co.
7.75%, 12/15/12	275	267,438
AMC Entertainment, Inc.
11.00%, 2/01/16	255	252,450
C&M Finance Ltd.
8.10%, 2/01/16 (a)	250	253,125
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	290	274,050
CanWest MediaWorks, Inc.
8.00%, 9/15/12	2	1,780
CCH I LLC
11.00%, 10/01/15	225	166,781
Charter Communications Operations LLC
8.00%, 4/30/12 (a)	990	935,550
Clear Channel Communications, Inc.
5.50%, 9/15/14	545	327,000
5.75%, 1/15/13	290	195,388
CSC Holdings, Inc.
6.75%, 4/15/12	325	305,500
7.625%, 7/15/18	485	446,200
Dex Media West LLC
Series B
8.50%, 8/15/10	180	177,750
DirecTV Holdings LLC
6.375%, 6/15/15	605	567,188
EchoStar DBS Corp.
6.375%, 10/01/11	325	313,625
6.625%, 10/01/14	455	420,875
7.125%, 2/01/16	160	147,600
Idearc, Inc.
8.00%, 11/15/16	770	484,137
Intelsat Bermuda Ltd.
11.25%, 6/15/16	577	584,212
Lamar Media Corp.
6.625%, 8/15/15	200	182,000
Liberty Media Corp.
7.875%, 7/15/09	120	121,168
8.25%, 2/01/30	150	130,667
LIN Television Corp.
6.50%, 5/15/13	120	109,800
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (d)	75	51,562

Quebecor Media, Inc.
7.75%, 3/15/16	570	530,100
RH Donnelley Corp.
8.875%, 10/15/17 (a)	780	464,100
Series A-2
6.875%, 1/15/13	252	149,940
Series A-3
8.875%, 1/15/16	235	141,000
Sinclair Television Group, Inc.
8.00%, 3/15/12	2	2,015
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	190	153,900
Univision Communications, Inc.
7.85%, 7/15/11	270	252,450
WMG Holdings Corp.
9.50%, 12/15/14 (d)	400	252,000
XM Satellite Radio, Inc.
9.75%, 5/01/14	170	162,350

		8,823,701

Communications - Telecommunications - 2.6%
Alltel Corp.
7.875%, 7/01/32	285	289,275
American Tower Corp.
7.00%, 10/15/17 (a)	100	99,000
Citizens Communications Co.
6.25%, 1/15/13	490	454,475
Cricket Communications, Inc.
9.375%, 11/01/14	260	250,250
Digicel Ltd.
9.25%, 9/01/12 (a)	349	359,034
Inmarsat Finance PLC
7.625%, 6/30/12	372	379,440
Level 3 Financing, Inc.
8.75%, 2/15/17	105	90,300
9.25%, 11/01/14	265	241,150
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	260	215,800
Rural Cellular Corp.
8.25%, 3/15/12	165	169,125
Sprint Capital Corp.
6.875%, 11/15/28	345	287,212
8.75%, 3/15/32	145	138,112
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	100	102,250
Vip Finance
8.375%, 4/30/13 (a)	220	216,882

Windstream Corp.
8.125%, 8/01/13	198	197,505
8.625%, 8/01/16	231	230,423

		3,720,233

Consumer Cyclical - Automotive - 3.5%
Allison Transmission
11.00%, 11/01/15 (a)	120	107,400
Ford Motor Co.
7.45%, 7/16/31	816	475,320
Ford Motor Credit Co.
5.46%, 1/13/12 (b)	630	447,791
7.00%, 10/01/13	443	326,230
Gallery Capital SA
10.125%, 5/15/13 (a)	249	201,204
General Motors Acceptance Corp.
6.75%, 12/01/14	200	132,089
6.875%, 9/15/11	765	549,708
8.00%, 11/01/31	260	169,150
General Motors Corp.
8.25%, 7/15/23	740	431,050
8.375%, 7/15/33	720	426,600
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	59	59,590
9.00%, 7/01/15	338	337,155
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	310	148,800
Lear Corp.
Series B
5.75%, 8/01/14	210	153,300
8.50%, 12/01/13	80	66,100
8.75%, 12/01/16	420	327,600
TRW Automotive, Inc.
7.25%, 3/15/17 (a)	580	487,200
Visteon Corp.
7.00%, 3/10/14	385	209,825

		5,056,112

Consumer Cyclical - Other - 4.4%
Boyd Gaming Corp.
7.75%, 12/15/12	155	133,688
Broder Brothers Co.
Series B
11.25%, 10/15/10	142	96,205
Gaylord Entertainment Co.
6.75%, 11/15/14	5	4,550
8.00%, 11/15/13	350	336,000
Greektown Holdings LLC
10.75%, 12/01/13 (a)(g)	240	177,600

Harrah’s Operating Co., Inc.
5.625%, 6/01/15	205	110,187
5.75%, 10/01/17	38	19,950
6.50%, 6/01/16	442	240,890
10.75%, 2/01/16 (a)	417	346,110
Host Hotels & Resorts LP
6.875%, 11/01/14	185	170,200
Series Q
6.75%, 6/01/16	590	523,625
KB Home
7.75%, 2/01/10	230	234,439
Levi Strauss & Co.
8.875%, 4/01/16	225	218,812
MGM Mirage
6.625%, 7/15/15	620	497,550
8.375%, 2/01/11	620	598,300
Mohegan Tribal Gaming Auth
6.375%, 7/15/09	155	153,450
7.125%, 8/15/14	250	207,500
Penn National Gaming, Inc.
6.875%, 12/01/11	280	280,700
Six Flags, Inc.
9.625%, 6/01/14	92	51,060
Station Casinos, Inc.
6.625%, 3/15/18	390	208,650
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15	210	130,725
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	300	297,750
Universal City Development Partners
11.75%, 4/01/10	335	344,213
Universal City Florida Holding Co.
8.375%, 5/01/10	110	108,900
William Lyon Homes, Inc.
10.75%, 4/01/13	206	111,240
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	770	704,550

		6,306,844

Consumer Cyclical - Restaurants - 0.1%
Outback Steakhouse Inc.
10.00%, 6/15/15 (a)	100	64,750

Consumer Cyclical - Retailers - 0.9%
Autonation, Inc.
4.713%, 4/15/13 (b)	55	46,475
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	130	105,300

Couche-Tard, Inc.
7.50%, 12/15/13	333	328,838
Dollar General Corp.
10.625%, 7/15/15	115	113,850
GSC Holdings Corp.
8.00%, 10/01/12	185	188,700
Michaels Stores, Inc.
10.00%, 11/01/14	85	73,631
Rite Aid Corp.
6.875%, 8/15/13	230	138,000
8.125%, 5/01/10	6	6,009
9.25%, 6/01/13	210	205,800
9.375%, 12/15/15	165	110,550

		1,317,153

Consumer Non-Cyclical - 3.8%
ARAMARK Corp.
8.50%, 2/01/15	310	303,800
Community Health Systems, Inc.
8.875%, 7/15/15	294	295,838
DaVita, Inc.
7.25%, 3/15/15	250	243,125
Dean Foods Co.
7.00%, 6/01/16	125	108,438
Dole Food Co., Inc.
7.25%, 6/15/10	5	4,525
8.625%, 5/01/09	180	171,450
8.875%, 3/15/11	92	81,880
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	590	572,300
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	190	195,225
HCA, Inc.
6.25%, 2/15/13	5	4,337
6.375%, 1/15/15	415	344,450
6.50%, 2/15/16	290	241,425
6.75%, 7/15/13	10	8,775
7.875%, 2/01/11	415	408,775
9.625%, 11/15/16 (c)	485	499,550
Healthsouth Corp.
10.75%, 6/15/16	50	53,750
IASIS Healthcare Corp.
8.75%, 6/15/14	345	348,450
LVB Acquisition Merger Sub, Inc.
11.625%, 10/15/17 (a)	125	132,500
New Albertsons, Inc.
7.45%, 8/01/29	255	241,220

Select Medical Corp.
7.625%, 2/01/15	285	250,087
Spectrum Brands, Inc.
7.375%, 2/01/15	125	78,750
Stater Brothers Holdings
8.125%, 6/15/12	165	165,825
Tenet Healthcare Corp.
7.375%, 2/01/13	270	253,800
9.875%, 7/01/14	150	150,750
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	168	142,800
Visant Corp.
7.625%, 10/01/12	210	206,325

		5,508,150

Energy - 1.8%
Chesapeake Energy Corp.
7.50%, 9/15/13	185	185,000
7.75%, 1/15/15	485	503,188
CIE Generale De Geophysique
7.50%, 5/15/15	145	144,638
7.75%, 5/15/17	25	25,031
Complete Production Services, Inc.
8.00%, 12/15/16	95	94,881
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	115	106,950
Forest Oil Corp.
7.25%, 6/15/19	200	192,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	115	110,400
Newfield Exploration Co.
7.125%, 5/15/18	160	151,600
PetroHawk Energy Corp.
9.125%, 7/15/13	217	222,425
Plains Exploration & Production Co.
7.75%, 6/15/15	160	161,200
Pride International, Inc.
7.375%, 7/15/14	95	94,762
Range Resources Corp.
7.50%, 5/15/16	265	264,006
Tesoro Corp.
6.25%, 11/01/12	400	380,000

		2,636,081

Other Industrial - 0.5%
Evraz Group SA
8.875%, 4/24/13 (a)	115	115,138
Noble Group Ltd.
8.50%, 5/30/13 (a)	170	167,450

RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	285	273,600
11.75%, 8/01/16	115	110,112

		666,300

Services - 0.6%
Expedia, Inc.
8.50%, 7/01/16 (a)	75	73,312
Noble Group Ltd.
6.625%, 3/17/15 (a)	401	352,880
Realogy Corp.
10.50%, 4/15/14	275	191,125
Service Corp. International
6.75%, 4/01/16	165	156,338
Travelport LLC
9.875%, 9/01/14	60	53,250
West Corp.
9.50%, 10/15/14	80	72,000

		898,905

Technology - 2.9%
Amkor Technology, Inc.
9.25%, 6/01/16	405	385,763
Avago Technologies Finance
10.125%, 12/01/13	230	243,800
CA, Inc.
4.75%, 12/01/09 (a)	200	197,406
Ceridian Corp.
11.25%, 11/15/15 (a)	115	104,363
First Data Corp.
9.875%, 9/24/15 (a)	143	124,410
Flextronics International Ltd.
6.50%, 5/15/13	435	415,425
Freescale Semiconductor, Inc.
8.875%, 12/15/14	580	471,250
10.125%, 12/15/16	285	217,312
Iron Mountain, Inc.
6.625%, 1/01/16	410	383,350
Nortel Networks Ltd.
10.125%, 7/15/13	235	229,712
NXP BV / NXP Funding LLC
5.463%, 10/15/13 (b)	170	149,600
9.50%, 10/15/15	180	156,600
Seagate Technology HDD Holding
6.375%, 10/01/11	298	288,315
Serena Software, Inc.
10.375%, 3/15/16	270	251,100
Sungard Data Systems, Inc.
9.125%, 8/15/13	490	494,900

		4,113,306

Transportation - Airlines - 0.3%
AMR Corp.
9.00%, 8/01/12	242	123,420
Continental Airlines, Inc.
8.75%, 12/01/11	260	174,200
Series RJO3
7.875%, 7/02/18	79	61,126

		358,746

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14	160	155,200

Transportation - Services - 0.5%
Avis Budget Car Rental
7.75%, 5/15/16	255	195,713
Hertz Corp.
8.875%, 1/01/14	305	279,075
10.50%, 1/01/16	235	213,850

		688,638

		50,640,197

Non Corporate Sectors - 4.5%
Derivatives - RACERS - 2.7%
Racers
Series 06-6-T
2.813%, 7/01/08 (a)(b)	4,200	3,833,352

Derivatives - Total Return Swaps - 1.8%
High Yield Total Return Trust
Series 2007-1
2.638%, 7/01/08 (a)(b)	2,990	2,677,605

		6,510,957

Utility - 4.3%
Electric - 3.7%
The AES Corp.
7.75%, 3/01/14	630	621,338
8.00%, 10/15/17	90	88,200
8.75%, 5/15/13 (a)	50	51,875
Aquila, Inc.
14.875%, 7/01/12	200	232,500
CMS Energy Corp.
8.50%, 4/15/11	215	224,444
Dynegy Holdings, Inc.
7.75%, 6/01/19	320	291,200
8.375%, 5/01/16	425	412,250
Edison Mission Energy
7.00%, 5/15/17	200	187,000
7.50%, 6/15/13	500	496,250
7.75%, 6/15/16	170	169,150

Energy Future Holdings Corp.
10.875%, 11/01/17 (a)	175	176,750
Mirant Americas Generation LLC
8.50%, 10/01/21	400	373,000
NRG Energy, Inc.
7.25%, 2/01/14	85	81,175
7.375%, 2/01/16 - 1/15/17	925	872,325
Reliant Energy, Inc.
7.625%, 6/15/14	185	180,375
7.875%, 6/15/17	225	219,937
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)	130	127,400
TXU Corp.
Series P
5.55%, 11/15/14	251	196,501
Series Q
6.50%, 11/15/24	379	279,627

		5,281,297

Natural Gas - 0.6%
El Paso Corp.
7.375%, 12/15/12	330	339,248
Enterprise Products Operating LP
8.375%, 8/01/66 (h)	460	459,868
Regency Energy Partners
8.375%, 12/15/13	98	100,205

		899,321

		6,180,618

Financial Institutions - 2.0%
Banking - 0.7%
ALB Finance BV
9.25%, 9/25/13 (a)	273	231,368
CenterCredit International BV
8.625%, 1/30/14 (a)	194	178,722
Kazkommerts International BV
8.50%, 4/16/13 (a)	350	314,860
RS Finance (RSB)
7.50%, 10/07/10 (a)	270	253,800

		978,750

Brokerage - 0.0%
E*Trade Financial Corp.
7.375%, 9/15/13	85	73,100

Finance - 0.7%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)	519	522,779

Countrywide Financial Corp.
6.25%, 5/15/16	216	192,314
Residential Capital LLC
9.625%, 5/15/15 (a)	572	277,420

		992,513

Insurance - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	220	204,050

Other Finance - 0.3%
Trains HY-1-2006
7.117%, 5/01/16 (a)(h)	405	393,587

REITS - 0.2%
Icahn Enterprises
7.125%, 2/15/13	315	285,862

		2,927,862

Credit Default Index Holdings - 1.4%
DJ CDX.NA.HY-100 - 1.4%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)	1,089	1,016,179
Dow Jones CDX HY
Series 4-T1
8.25%, 6/29/10 (a)	945	966,556

		1,982,735

Total Corporates - Non-Investment Grades (cost $79,813,039)		68,242,369

EMERGING MARKETS - SOVEREIGNS - 32.5%
Non Corporate Sectors - 32.5%
Sovereign - 32.5%
Argentina - 2.2%
Republic of Argentina
3.092%, 8/03/12 (b)	1,180	992,818
8.28%, 12/31/33 (i)	2,572	1,961,132
Series V
7.00%, 3/28/11	275	235,545

		3,189,495

Colombia - 1.8%
Republic of Colombia
7.375%, 1/27/17 - 9/18/37	1,011	1,093,508
11.75%, 2/25/20	1,028	1,490,600

		2,584,108

Costa Rica - 0.3%
Republic of Costa Rica
8.05%, 1/31/13 (a)	181	197,516
8.11%, 2/01/12 (a)	188	202,570

		400,086

Dominican Republic - 0.3%
Dominican Republic
8.625%, 4/20/27 (a)	370	379,250

Ecuador - 1.3%
Republic of Ecuador
9.375%, 12/15/15 (a)	775	802,125
10.00%, 8/15/30 (a)(j)	1,087	1,059,825

		1,861,950

El Salvador - 0.7%
Republic of El Salvador
7.625%, 9/21/34 (a)	150	159,000
7.65%, 6/15/35 (a)	355	367,425
8.50%, 7/25/11 (a)	400	438,040

		964,465

Indonesia - 2.9%
Republic of Indonesia
6.625%, 2/17/37 (a)	520	434,200
6.75%, 3/10/14 (a)	945	946,181
6.875%, 3/09/17 - 1/17/18 (a)	835	793,052
7.25%, 4/20/15 (a)	976	990,640
7.50%, 1/15/16 (a)	270	273,713
7.75%, 1/17/38 (a)	387	366,683
8.50%, 10/12/35 (a)	390	402,675

		4,207,144

Jamaica - 0.3%
Government of Jamaica
9.25%, 10/17/25	100	106,000
10.625%, 6/20/17	270	305,100

		411,100

Lebanon - 0.7%
Lebanese Republic
7.875%, 5/20/11 (a)	325	321,750
10.125%, 8/06/08 (a)	556	556,690
11.625%, 5/11/16 (a)	146	169,360

		1,047,800

Pakistan - 0.2%
Republic of Pakistan
6.875%, 6/01/17 (a)	438	315,360

Panama - 2.9%
Republic of Panama
6.70%, 1/26/36	3	3,045
7.125%, 1/29/26	927	996,525
7.25%, 3/15/15	1,321	1,420,075
8.875%, 9/30/27	724	908,620
9.375%, 4/01/29	661	863,597

		4,191,862

Peru - 2.3%
Republic of Peru
7.35%, 7/21/25	1,310	1,460,650
8.375%, 5/03/16	451	522,709
8.75%, 11/21/33	1,049	1,347,965

		3,331,324

Philippines - 4.8%
Republic of Philippines
7.50%, 9/25/24	1,059	1,082,828
7.75%, 1/14/31	555	586,912
8.875%, 3/17/15	1,500	1,674,375
9.875%, 1/15/19	2,628	3,193,020
10.625%, 3/16/25	205	269,831

		6,806,966

Turkey - 5.6%
Republic of Turkey
6.875%, 3/17/36	1,611	1,331,089
7.00%, 6/05/20	1,950	1,796,438
7.375%, 2/05/25	1,523	1,404,967
9.50%, 1/15/14	151	165,345
11.00%, 1/14/13	1,469	1,693,022
11.50%, 1/23/12	1,447	1,656,815

		8,047,676

Ukraine - 0.4%
Government of Ukraine
6.385%, 6/26/12 (a)	110	105,151
6.58%, 11/21/16 (a)	334	307,280
7.65%, 6/11/13 (a)	112	108,640

		521,071

Uruguay - 1.3%
Republic of Uruguay
7.625%, 3/21/36	140	143,360
7.875%, 1/15/33 (c)	1,083	1,131,785
9.25%, 5/17/17	505	611,050

		1,886,195

Venezuela - 4.5%
Republic of Venezuela
3.908%, 4/20/11 (a)(b)	120	108,000
5.75%, 2/26/16	2,115	1,649,310
6.00%, 12/09/20	233	164,265
7.00%, 12/01/18 (a)	610	487,238
7.65%, 4/21/25	1,942	1,534,180
8.50%, 10/08/14	1,165	1,100,925
9.25%, 9/15/27	1,123	1,053,935
9.375%, 1/13/34	318	288,585

		6,386,438

Total Emerging Markets - Sovereigns (cost $46,124,774)		46,532,290

GOVERNMENTS - SOVEREIGN BONDS - 14.8%
Non Corporate Sectors - 14.8%
Sovereign - 14.8%
Brazil - 7.9%
Republic of Brazil
6.00%, 1/17/17	471	480,185
7.125%, 1/20/37 (i)	5,272	5,832,150
8.25%, 1/20/34	1,949	2,397,270
8.75%, 2/04/25	515	644,522
8.875%, 10/14/19	1,544	1,933,088

		11,287,215

Malaysia - 0.4%
Malaysia
7.50%, 7/15/11	541	586,043

Mexico - 2.5%
United Mexican States
Series A
8.00%, 9/24/22 (i)	2,906	3,536,602

Russia - 3.8%
Russian Federation
7.50%, 3/31/30 (a)(j)	4,374	4,909,613
11.00%, 7/24/18 (a)	435	609,000

		5,518,613

South Africa - 0.2%
Republic of South Africa
5.875%, 5/30/22	200	186,250
7.375%, 4/25/12	142	149,810

		336,060

Total Governments - Sovereign Bonds (cost $17,964,149)		21,264,533

CORPORATES - INVESTMENT GRADES - 9.7%
Industrial - 5.9%
Basic - 1.5%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	550	580,250
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)	181	181,845
The Mosaic Co.
7.875%, 12/01/16 (a)(j)	445	473,925
Southern Copper Corp.
7.50%, 7/27/35	300	293,758

United States Steel Corp.
7.00%, 2/01/18	160	159,648
Vale Overseas Ltd.
6.875%, 11/21/36	404	375,209
Weyerhaeuser Co.
7.375%, 3/15/32	125	123,984

		2,188,619

Capital Goods - 0.1%
Masco Corp.
6.125%, 10/03/16	170	154,043

Communications - Telecommunications - 1.0%
Qwest Corp.
8.875%, 3/15/12	1,360	1,387,200

Consumer Cyclical - Other - 0.0%
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)	38	34,778

Consumer Cyclical - Retailers - 0.3%
Federated Retail Holdings, Inc.
5.90%, 12/01/16	175	152,021
Limited Brands, Inc.
5.25%, 11/01/14	187	158,181
6.90%, 7/15/17	110	99,952

		410,154

Consumer Non-Cyclical - 0.8%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	180	172,263
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	825	851,497
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	157	150,720

		1,174,480

Energy - 1.8%
Gaz Capital SA
6.212%, 11/22/16 (a)	100	92,785
6.51%, 3/07/22 (a)	1,998	1,793,205
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)	580	578,115
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	131	132,830

		2,596,935

Other Industrial - 0.2%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	209	214,225

Technology - 0.2%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	178	182,818
Motorola, Inc.
7.50%, 5/15/25	170	159,014

		341,832

		8,502,266

Financial Institutions - 2.0%
Banking - 0.6%
ATF Bank
9.00%, 5/11/16 (a)	402	400,995
The Bear Stearns Co., Inc.
5.55%, 1/22/17	200	184,845
Washington Mutual, Inc.
5.25%, 9/15/17	270	203,850

		789,690

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17	355	313,276

Finance - 0.8%
Capital One Financial Corp.
6.75%, 9/15/17	87	86,202
CIT Group, Inc.
Series MTN
5.125%, 9/30/14	270	193,387
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12	47	44,453
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	3	2,731
iStar Financial, Inc.
5.15%, 3/01/12	265	218,625
SLM Corp.
Series MTN
5.125%, 8/27/12	130	113,115
Series MTNA
4.50%, 7/26/10	130	120,290
VTB Capital SA
6.609%, 10/31/12 (a)	410	398,192

		1,176,995

Insurance - 0.3%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	280	270,288
7.80%, 3/15/37 (a)	95	75,845

		346,133

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (a)	230	190,090

		2,816,184

Utility - 1.2%
Electric - 0.8%
Allegheny Energy Supply
7.80%, 3/15/11	280	286,300
8.25%, 4/15/12 (a)	345	359,663
Teco Finance, Inc.
6.572%, 11/01/17	174	171,530
7.00%, 5/01/12	251	261,738

		1,079,231

Natural Gas - 0.4%
Williams Co., Inc.
7.625%, 7/15/19	570	598,500

		1,677,731

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.2%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)	364	393,382

Foreign Local Government - Municipal - 0.4%
TNK-BP Finance SA
7.50%, 7/18/16 (a)	575	544,065

		937,447

Total Corporates - Investment Grades (cost $14,240,634)		13,933,628

EMERGING MARKETS - CORPORATE BONDS - 1.2%
Financial Institutions - 0.7%
Banking - 0.3%
Banco BMG SA
9.15%, 1/15/16 (a)	450	456,750

Finance - 0.4%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)	432	479,394

		936,144

Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (a)	270	254,067

Industrial - 0.2%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.00%, 5/15/10	235	237,350

Non Corporate Sectors - 0.1%
Sovereign - 0.1%
Russia - 0.1%
Alfa Bond Issuance PLC
8.625%, 12/09/15	225	218,554

Total Emerging Markets - Corporate Bonds (cost $1,652,087)		1,646,115

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a)	285	278,588
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	163	145,611
7.125%, 1/14/14 (a)	1,065	1,050,303

Total Quasi-Sovereigns (cost $1,515,097)		1,474,502

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.3%
Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Federal National Mortgage Association
8.25%	9,550	219,172

Financial Institutions - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (a)	185	179,450

Total Non-Convertible - Preferred Stocks (cost $407,100)		398,622

WARRANTS - 0.2%
Central Bank of Nigeria, expiring 11/15/20 (k)	1,000	218,000
Republic of Venezuela, expiring 4/15/20 (k)	7,140	0

Total Warrants (cost $0)		218,000

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (l) (cost $3,915,397)	3,915,397	3,915,397

Total Investments - 110.0% (cost $165,632,277)		157,625,456
Other assets less liabilities - (10.0)%		(14,349,370)

Net Assets - 100.0%		$143,276,086

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. Republic of Philippines 10.625%, 3/16/25	$510	4.95%	3/20/09	$15,234
JP Morgan Chase Gazprom OAO 10.50%, 10/21/09	1,490	1.04	10/20/10	17,562
JP Morgan Chase Petroleos De Venezuela SA 5.50%, 4/21/37	1,730	6.62	5/20/09	39,931

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN Securities, Ltd.	1.95%	12/31/08	$1,775,156
ABN Securities, Ltd.	2.15	12/31/08	3,433,611
ABN Securities, Ltd.	2.35	12/31/08	5,857,706

			$11,066,473

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $44,873,469 or 31.3% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.

(c)	Pay-In-Kind Payments (PIK).

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security, valued at fair value. (See Note A)

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.03% of net assets as of June 30, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	2/26/99	$4,895,369	$45,667	0.03%

(g)	Security is in default and is non-income producing.

(h)	Variable rate coupon, rate shown as of June 30, 2008.

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $11,329,884.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2008.

(k)	Non-income producing security.

(l)	Investment in affiliated money market mutual fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ACM Managed Dollar Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2008

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